28. Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	R$ 826,187	R$ 1,026,862	R$ 562,207	R$ 1,072,332
Short-term investments	478,364	955,589
Liabilities
Suppliers - Forfeiting	365,696	78,416
Fair Value [Member]
Assets
Cash and cash equivalents	307,538	434,295
Short-term investments	478,364	955,589
Restricted cash	822,132	268,047
Derivative assets	0	40,647
Trade receivables	0	0
Deposits	0	0
Other assets	0	0
Liabilities
Debt instruments issued	0	0
Suppliers	0	0
Suppliers - Forfeiting	0	0
Derivative liabilities	409,662	34,457
Operating leases	0	0
Amortized cost
Assets
Cash and cash equivalents	518,649	592,567
Short-term investments	0	0
Restricted cash	0	0
Derivative assets	0	0
Trade receivables	853,328	936,478
Deposits	885,804	655,244
Other assets	478,628	123,721
Liabilities
Debt instruments issued	7,084,467	7,105,667
Suppliers	1,523,952	1,471,150
Suppliers - Forfeiting	365,696	78,416
Derivative liabilities	0	0
Operating leases	R$ 271,485	R$ 139,110